CASH, CASH EQUIVALENT AND RESTRICTED CASH (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 135,223	$ 342,342	$ 137,610
Restricted cash		$ 0	$ 69,011